SCHEDULE OF PROVED UNDEVELOPED RESERVES WELLS (Details)		Dec. 31, 2021 USD ($) Well bbl	Dec. 31, 2020 bbl	Dec. 31, 2019 bbl
Planned PUD wells | Well		16
Future wells costs | $	[1]	$ 24,000,000
Total gross PUD added		2,942,406	4,070,520	4,232,838
Total net PUD added		1,372,657
Year 2022 [Member]
Planned PUD wells | Well		4
Future wells costs | $	[1]	$ 6,000,000
Total gross PUD added		592,992
Total net PUD added		276,636
Year 2023 [Member]
Planned PUD wells | Well		6
Future wells costs | $	[1]	$ 9,000,000
Total gross PUD added		1,312,446
Total net PUD added		612,267
Year 2024 [Member]
Planned PUD wells | Well		6
Future wells costs | $	[1]	$ 9,000,000
Total gross PUD added		1,036,968
Total net PUD added		483,754

[1]	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.